CASH FLOW – OTHER ITEMS CASH FLOW - OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ 0	$ (1)	$ (1)	$ (3)
Share-based compensation expense	26	8	38	10
Income from investment in equity investees	(50)	(10)	(78)	(26)
Change in estimate of rehabilitation costs at closed mines	16	9	41	0
Net inventory impairment charges	16	2	16	5
Change in other assets and liabilities	50	(48)	28	(98)
Settlement of rehabilitation obligations	(16)	(16)	(30)	(32)
Other operating activities	42	(56)	14	(144)
Cash flow arising from changes in:
Taxes recoverable	(44)	(21)	(33)	45
Inventory	18	(72)	12	(148)
Other current assets	(9)	(15)	(94)	(77)
Accounts payable	(37)	15	(160)	(67)
Other current liabilities	(14)	12	(55)	14
Change in working capital	(86)	(81)	(330)	(233)
Cash flows from (used in) investing activities [abstract]
Other inflows (outflows) of cash, classified as investing activities	17	(1)	62	(5)
Dividends received from investments accounted for using equity method, classified as investing activities	17	0	32	0
Net funds (invested) received from equity method investments	0	(1)	0	(5)
Cash repayments of advances and loans from related parties	$ 0	$ 0	$ 30	$ 0